Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Schedule of Other Non-Current Assets [Line Items]
Other non-current assets	$ 21,731	$ 12,012
Private clouds in construction [Member]
Schedule of Other Non-Current Assets [Line Items]
Other non-current assets	12,982	12,012
Other cloud infrastructure [Member]
Schedule of Other Non-Current Assets [Line Items]
Other non-current assets	$ 8,749